INCOME TAX AND SOCIAL CONTRIBUTION (Details 6) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Tax And Social Contribution
Deferred income tax and social contribution at beginning	R$ 4,651.2	R$ 2,713.1
Recognition of actuarial gains/(losses)	(23.2)	24.4
Investment hedge - put options granted on subsidiaries		(155.9)
Cash flow hedge - gains/(losses)	(423.1)	83.2
Gains/(losses) on cumulative translation adjustments	879.8	553.9
Recognized in other comprehensive income	433.5	505.6
Recognized in the income statement	(109.4)	2,002.4
Changes recognized directly in the balance sheet	(1,291.3)	(569.9)
Recognized in deferred tax	(889.1)	(476.3)
Effect of application of IAS 29 (hyperinflation)	(889.1)	(476.3)
Recognized in the other balance sheet group	(402.2)	(93.6)
Deferred income tax and social contribution at ending	R$ 3,684.0	R$ 4,651.2